Short-term investments	12 Months Ended
Dec. 31, 2019
Short-term investments
Short-term investments

5.    Short-term investments

As of December 31, 2018 and 2019, the Company’s short-term investments consist of available-for-sale debt securities with maturities of less than one year purchased from commercial banks. During the years ended December 31, 2017, 2018 and 2019, the Company recorded interest income from short-term investments of RMB17,202,  RMB11,685 and RMB10,979 (US$1,577) in the consolidated statements of comprehensive income, respectively.